GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Intangible assets, gross	€ 2,619	€ 2,625
Accumulated amortization	(1,858)	(1,855)
Intangible assets, net	761	770
Licenses
Intangible assets
Intangible assets, gross	1,570	1,466
Accumulated amortization	(813)	(699)
Trade name and trademark
Intangible assets
Intangible assets, gross	412	427
Accumulated amortization	(409)	(424)
Patents
Intangible assets
Intangible assets, gross	412	412
Accumulated amortization	(412)	(412)
Organization Costs
Intangible assets
Intangible assets, gross	225	320
Accumulated amortization	€ (225)	€ (320)